UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            May 15, 2009
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        74
                                           -----------

Form 13F Information Table Entry Value:      995,887
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-2009

       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108     2,789    2,935,420  SH          SOLE                  2,935,420
Acorda Therapeutics             COM           00484M106    23,853    1,204,083  SH          SOLE                  1,204,083
Adolor Corp.                    COM           00724X102       478      234,515  SH          SOLE                    234,515
Allergan                        COM           018490102     1,232       25,800  SH          SOLE                     25,800
Allos Therapeutics Inc.         COM           019777101    49,447    8,001,130  SH          SOLE                  8,001,130
Alsius Corp.                    COM           021211107        16       62,872  SH          SOLE                     62,872
Altus Pharmaceuticals Inc.      COM           02216N105        16       70,494  SH          SOLE                     70,494
Amicus Therapeutics             COM           03152W109    11,887    1,302,004  SH          SOLE                  1,302,004
Anadys Pharmaceuticals Inc.     COM           03252Q408     4,403      648,486  SH          SOLE                    648,486
AP Pharma                       COM           00202J203     1,558    2,884,546  SH          SOLE                  2,884,546
Aradigm Corp.                   COM           038505301        14      100,000  SH          SOLE                    100,000
Ardea Biosciences Inc.          COM           03969P107    52,958    5,146,589  SH          SOLE                  5,146,589
Ariad                           COM           04033A100     2,339    1,965,713  SH          SOLE                  1,965,713
Autoimmune Inc.                 COM           052776101        13       13,050  SH          SOLE                     13,050
Auxilium                        COM           05334D107   113,960    4,111,128  SH          SOLE                  4,111,128
Biocryst Pharmaceuticals Inc.   COM           09058V103    13,974    6,380,689  SH          SOLE                  6,380,689
Biomarin                        COM           09061G101     2,074      167,946  SH          SOLE                    167,946
Cadence Pharmaceuticals         COM           12738T100     5,981      637,662  SH          SOLE                    637,662
Celgene                         COM           151020104    26,996      608,019  SH          SOLE                    608,019
Cepheid                         COM           15670R107       415       60,100  SH          SOLE                     60,100
Chelsea Therapeutics            COM           163428105     1,738    1,136,263  SH          SOLE                  1,136,263
Cornerstone BioPharma           COM           22674T105       461      112,337  SH          SOLE                    112,337
Curagen                         COM           23126R101       350      388,613  SH          SOLE                    388,613
Cyclacel Pharmaceuticals        COM           23254L108        31       85,811  SH          SOLE                     85,811
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       157       92,311  SH          SOLE                     92,311
Cytokinetics Inc.               COM           23282W100     2,207    1,298,432  SH          SOLE                  1,298,432
Depomed                         COM           249908104       432      183,145  SH          SOLE                    183,145
Genomic Health Inc.             COM           37244C101   126,785    5,200,387  SH          SOLE                  5,200,387
Halozyme Therapeutics Inc.      COM           40637H109    10,999    2,014,512  SH          SOLE                  2,014,512
Icagen Inc.                     COM           45104P104        19       46,373  SH          SOLE                     46,373
Idera Pharmaceuticals Inc.      COM           45168K108     3,328      514,328  SH          SOLE                    514,328
Immunogen Inc.                  COM           45253H101     3,580      504,234  SH          SOLE                    504,234
Immunomedics, Inc.              COM           452907108        46       47,704  SH          SOLE                     47,704
Incyte Corp.                    COM           45337C102    26,146   11,173,417  SH          SOLE                 11,173,417
Infinity Pharmaceuticals Inc.   COM           45665G303       704       85,632  SH          SOLE                     85,632
Inhibitex Inc.                  COM           45719T103       156      620,904  SH          SOLE                    620,904
Insmed                          COM           457669208        14       13,699  SH          SOLE                     13,699
Inspire                         COM           457733103    13,803    3,399,761  SH          SOLE                  3,399,761
Intermune Inc.                  COM           45884X103    30,239    1,839,329  SH          SOLE                  1,839,329
Inverness Medical               COM           46126P106    33,894    1,272,786  SH          SOLE                  1,272,786
Medarex                         COM           583916101     1,510      294,289  SH          SOLE                    294,289
Metabasis Therapeutics Inc.     COM           59101M105     1,595    2,246,759  SH          SOLE                  2,246,759
Micromet                        COM           59509C105    11,770    3,724,585  SH          SOLE                  3,724,585
Myriad Genetics Inc.            COM           62855J104     3,736       82,166  SH          SOLE                     82,166
Neurogen Corp.                  COM           64124E106     1,886    8,205,406  SH          SOLE                  8,205,406
Novo-Nordisk                    COM           670100205    14,185      295,646  SH          SOLE                    295,646
Onyx Inc.                       COM           683399109     1,044       36,578  SH          SOLE                     36,578
Optimer Pharmaceuticals         COM           68401H104     5,600      424,251  SH          SOLE                    424,251
Pharmasset Inc.                 COM           71715N106       650       66,247  SH          SOLE                     66,247
Salix Pharmaceuticals, Inc.     COM           795435106    36,237    3,814,396  SH          SOLE                  3,814,396
Seattle Genetics Inc.           COM           812578102   127,314   12,912,124  SH          SOLE                 12,912,124
Senomyx                         COM           81724Q107        54       34,114  SH          SOLE                     34,114
Siga Technologies Inc.          COM           826917106     2,909      573,832  SH          SOLE                    573,832
Sucampo                         CLASS A       864909106       395       64,387  SH          SOLE                     64,387
Sunesis Pharmaceuticals Inc.    COM           867328502       250    1,252,083  SH          SOLE                  1,252,083
Supergen                        COM           868059106       600      331,480  SH          SOLE                    331,480
Symyx Technologies, Inc.        COM           87155S108       325       73,127  SH          SOLE                     73,127
Targacept                       COM           87611R306     1,139      425,073  SH          SOLE                    425,073
Threshold Pharma                COM           885807107     1,851    1,504,711  SH          SOLE                  1,504,711
Torreypines Therapeutics        COM           89235K105         6       33,546  SH          SOLE                     33,546
Trimeris Inc.                   COM           896263100     6,058    3,461,175  SH          SOLE                  3,461,175
Vanda Pharmaceuticals Inc.      COM           921659108       203      225,142  SH          SOLE                    225,142
Via Pharmaceuticals             COM           92554T103        19      102,881  SH          SOLE                    102,881
Vion Pharm                      COM           927624AA4        24       43,101  SH          SOLE                     43,101
Viropharma Inc.                 COM           928241108    36,931    7,034,346  SH          SOLE                  7,034,346
Xenoport Inc.                   COM           98411C100    10,537      544,271  SH          SOLE                    544,271
Zymogenetics, Inc.              COM           98985T109     2,324      582,500  SH          SOLE                    582,500

Amylin Pharmaceuticals Notes
  2.5% 4/15/11                  CONV BONDS    032346AD0    20,058   23,465,000  PRN         SOLE                 23,465,000
Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017              CONV BONDS    09061GAD3    17,770   32,000,000  PRN         SOLE                 32,000,000
Incyte Genomics  Notes 3.5%
  2/15/2011                     CONV BONDS    45337CAE2    29,240   59,071,000  PRN         SOLE                 59,071,000
Incyte Genomics  Notes 3.5%
  2/15/2011                     CONV BONDS    45337CAF9    19,938   38,250,000  PRN         SOLE                 38,250,000
Intermune Inc Notes .25%
  3/01/2011                     CONV BONDS    45884XAC7    26,323   27,313,000  PRN         SOLE                 27,313,000
Medarex Inc Notes 2.25%
  5/15/2011                     CONV BONDS    583916AG6     9,766   13,158,000  PRN         SOLE                 13,158,000
Vertex Pharmaceuticals Notes
  4.75% 2/15/13                 CONV BONDS    92532FAM2    34,148   25,948,000  PRN         SOLE                 25,948,000